Assets Held for Sale - Summary of Assets Held for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets held for sale [line items]
Assets held for sale	$ 681,053	$ 31,580
Debt assets held for sale	490,458
Flight Simulators [member]
Disclosure of assets held for sale [line items]
Assets held for sale		$ 31,580
Airbus Aircraft TwoThree [Member]
Disclosure of assets held for sale [line items]
Assets held for sale	128,640
Airbus Aircraft [Member]
Disclosure of assets held for sale [line items]
Assets held for sale	489,149
E One Hundered And Ninety Aircraft [Member]
Disclosure of assets held for sale [line items]
Assets held for sale	63,264
Laibilities Relating To Assets Held For Sale [Member]
Disclosure of assets held for sale [line items]
Debt assets held for sale	$ 490,458